Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 3,576,911	$ 2,243,121
Marketable securities	372,972	393,481
Deposits	700	700
Prepaid expenses	37,832	21,804
Total Current Assets	3,988,415	2,659,106
OTHER ASSETS
Equipment, net of accumulated depreciation	28,318	0
TOTAL ASSETS	4,016,733	2,659,106
CURRENT LIABILITIES
Accounts payable and accrued liabilities	5,598	18,705
Accounts payable and accrued liabilities - related party	25,718	2,251
Allowance for optioned properties	1,999,364	1,580,970
TOTAL CURRENT LIABILITIES	2,030,680	1,601,926
TOTAL LIABILITIES	2,030,680	1,601,926
STOCKHOLDERS' EQUITY
Common stock, 3,000,000,000 shares authorized, par value $0.001; 113,692,441 and 103,492,441 common shares outstanding, respectively	113,693	103,493
Additional paid in capital	8,571,524	6,925,724
Additional paid in capital - options	887,910	191,513
Additional paid in capital - warrants	369,115	369,115
Accumulated deficit	(7,956,189)	(6,532,665)
TOTAL STOCKHOLDERS' EQUITY	1,986,053	1,057,180
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,016,733	$ 2,659,106